Other Long-term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities [abstract]
Amount in escrow account	$ 8.1	$ 10.4
Provision for maintenance	19.0	$ 22.4
Trust fund	3.0
Provision for return condition	17.4
Provision for Dismantaling	$ 1.9